Statements of Consolidated Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net income (loss) for the period	$ (56,956)	$ (19,290)
Reconciliation of net income (loss) and of the cash provided by (used in) operating activities
Amortization and depreciation	7,173	4,199
Net loss (income) on disposals	4	9
Net financial loss (gain)	(431)	645
Expenses related to share-based payments	4,020	9,427
Provisions	433	(1,897)
Other non cash items	2	0
Gain upon the forgiveness of the Payroll Protection Program loan	(1,528)
Convertible note received for up-front license fee classified in non-current assets	(14,904)
Interest (paid) / received	(1,422)	2,809
Operating cash flows before change in working capital	(63,610)	(4,099)
Decrease (increase) in inventories	(866)	(2,813)
Decrease (increase) in trade receivables and other current assets	4,325	(2,159)
Decrease (increase) in subsidies receivables	4,787	3,690
(Decrease) increase in trade payables and other current liabilities	2,330	3,782
(Decrease) increase in deferred income	(19)	(19,167)
Change in working capital	10,556	(16,667)
Net cash flows provided by (used in) operating activities	(53,054)	(20,766)
Cash flows from investment activities
Acquisition of intangible assets	(23)	(41)
Acquisition of property, plant and equipment	(13,641)	(21,891)
Net change in non-current financial assets	(93)	(1,958)
Sale (Acquisition) of current financial assets	23,698	(29,993)
Net cash flows provided by (used in) investing activities	9,941	(53,882)
Cash flows from financing activities
Proceeds from the exercise of stock options Cellectis	11,818
Proceeds from the exercise of stock options Calyxt	227	179
Increase in share capital Cellectis	46,924	1,518
Payments on lease debts	(6,339)	(3,594)
Net cash flows provided by (used in) financing activities	52,630	(1,898)
(Decrease) increase in cash and cash equivalents	9,518	(76,546)
Cash and cash equivalents at the beginning of the year	241,148	340,522
Effect of exchange rate changes on cash	(2,439)	(3,266)
Cash and cash equivalents at the end of the period	$ 248,226	$ 260,711